Cover	May 22, 2023
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	May 22, 2023
FileNumber	333-249576
RegistrantName	STREETEX CORP.
Entity Central Index Key	0001822372
TaxIdentificationNumber	98-1446177
IncorporationStateCountryCode	NV
AddressLine1	Handelstr.1
AddressCityOrTown	Linkenheim-Hochstetten
AddressCountry	DE
AddressPostalZipCode	76351
CityAreaCode	725
LocalPhoneNumber	210-5515
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
Elected Not To Use the Extended Transition Period	false
ContactPersonnelEmailAddress	streetexcorp@